Derivative Instruments - Currency and Interest Rate Swap Contracts under Cash Flow Hedge Accounting (Parenthetical) (Detail) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Lease contract amount | ₩			₩ 200,000	₩ 70,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		$ 400,000
Floating-to-fixed cross currency interest rate swap, Mar. 7, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	₩ 24,500	300,000
Fixed-to-fixed cross currency swap, Dec.16, 2013 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	37,500	28,732
Fixed-to-fixed cross currency swap, Apr. 16, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		500,000
Fixed-to-fixed cross currency swap, Aug. 13, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | $		300,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value	24,500	$ 500,000
Floating-to-fixed interest rate swap, Dec. 21, 2017 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | ₩	37,500
Floating-to-fixed interest rate swap, Dec. 19, 2018 [member]
Disclosure of detailed information about hedging instruments [line items]
Bonds face value | ₩	₩ 50,000